Risk management - Sovereign risk and exposure to other public sector entities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Spain
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	€ 221,341
Local sovereign other than official currency risk
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	€ 12,080
Percentage of total sovereign risk	3.80%
Non-local sovereign cross border risk
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	€ 7,168
Percentage of total sovereign risk	1.80%
Sovereign Risk
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	€ 129,923	€ 136,377	€ 138,901
Sovereign Risk | AAA
Sovereign risk and exposure to other public sector entities
Maximum exposure limit, percentage	18.00%	20.00%	11.00%
Sovereign Risk | AA
Sovereign risk and exposure to other public sector entities
Maximum exposure limit, percentage	25.00%	24.00%	20.00%
Sovereign Risk | A
Sovereign risk and exposure to other public sector entities
Maximum exposure limit, percentage	25.00%	18.00%	31.00%
Sovereign Risk | BBB
Sovereign risk and exposure to other public sector entities
Maximum exposure limit, percentage	14.00%	15.00%	13.00%
Sovereign Risk | Less than BBB
Sovereign risk and exposure to other public sector entities
Maximum exposure limit, percentage	18.00%	23.00%	25.00%
Sovereign Risk | Financial assets held for trading and financial assets designated as FV with changes in results
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	€ 16,179
Sovereign Risk | Financial assets at fair value through other comprehensive income
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	74,290
Sovereign Risk | Financial assets at amortized cost
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	39,454
Sovereign Risk | Non-trading financial assets mandatorily at fair value through profit or loss
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	0
Sovereign Risk | Spain
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	24,245	€ 35,366	€ 49,640
Sovereign Risk | Spain | Financial assets held for trading and financial assets designated as FV with changes in results
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	4,100
Sovereign Risk | Spain | Financial assets at fair value through other comprehensive income
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	7,048
Sovereign Risk | Spain | Financial assets at amortized cost
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	13,097
Sovereign Risk | Spain | Non-trading financial assets mandatorily at fair value through profit or loss
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	0
Sovereign Risk | Portugal
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	8,730	8,689	8,753
Sovereign Risk | Portugal | Financial assets held for trading and financial assets designated as FV with changes in results
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	(380)
Sovereign Risk | Portugal | Financial assets at fair value through other comprehensive income
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	4,148
Sovereign Risk | Portugal | Financial assets at amortized cost
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	4,962
Sovereign Risk | Portugal | Non-trading financial assets mandatorily at fair value through profit or loss
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	0
Sovereign Risk | Italy
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	4,015	2,735	261
Sovereign Risk | Italy | Financial assets held for trading and financial assets designated as FV with changes in results
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	249
Sovereign Risk | Italy | Financial assets at fair value through other comprehensive income
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	2,468
Sovereign Risk | Italy | Financial assets at amortized cost
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	1,298
Sovereign Risk | Italy | Non-trading financial assets mandatorily at fair value through profit or loss
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	0
Sovereign Risk | Greece
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	0	0	0
Sovereign Risk | Greece | Financial assets held for trading and financial assets designated as FV with changes in results
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	0
Sovereign Risk | Greece | Financial assets at fair value through other comprehensive income
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	0
Sovereign Risk | Greece | Financial assets at amortized cost
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	0
Sovereign Risk | Greece | Non-trading financial assets mandatorily at fair value through profit or loss
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	0
Sovereign Risk | Ireland
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	0	0	0
Sovereign Risk | Ireland | Financial assets held for trading and financial assets designated as FV with changes in results
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	0
Sovereign Risk | Ireland | Financial assets at fair value through other comprehensive income
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	0
Sovereign Risk | Ireland | Financial assets at amortized cost
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	0
Sovereign Risk | Ireland | Non-trading financial assets mandatorily at fair value through profit or loss
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	0
Sovereign Risk | Rest of eurozone
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	4,054	1,809	2,778
Sovereign Risk | Rest of eurozone | Financial assets held for trading and financial assets designated as FV with changes in results
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	(29)
Sovereign Risk | Rest of eurozone | Financial assets at fair value through other comprehensive income
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	1,687
Sovereign Risk | Rest of eurozone | Financial assets at amortized cost
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	2,396
Sovereign Risk | Rest of eurozone | Non-trading financial assets mandatorily at fair value through profit or loss
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	0
Sovereign Risk | United Kingdom
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	(97)	10,363	10,869
Sovereign Risk | United Kingdom | Financial assets held for trading and financial assets designated as FV with changes in results
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	(1,672)
Sovereign Risk | United Kingdom | Financial assets at fair value through other comprehensive income
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	612
Sovereign Risk | United Kingdom | Financial assets at amortized cost
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	963
Sovereign Risk | United Kingdom | Non-trading financial assets mandatorily at fair value through profit or loss
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	0
Sovereign Risk | Poland
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	10,947	8,366	11,229
Sovereign Risk | Poland | Financial assets held for trading and financial assets designated as FV with changes in results
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	16
Sovereign Risk | Poland | Financial assets at fair value through other comprehensive income
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	10,263
Sovereign Risk | Poland | Financial assets at amortized cost
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	668
Sovereign Risk | Poland | Non-trading financial assets mandatorily at fair value through profit or loss
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	0
Sovereign Risk | Rest of Europe
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	1,070	777	329
Sovereign Risk | Rest of Europe | Financial assets held for trading and financial assets designated as FV with changes in results
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	7
Sovereign Risk | Rest of Europe | Financial assets at fair value through other comprehensive income
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	121
Sovereign Risk | Rest of Europe | Financial assets at amortized cost
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	942
Sovereign Risk | Rest of Europe | Non-trading financial assets mandatorily at fair value through profit or loss
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	0
Sovereign Risk | United States
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	15,548	16,299	8,682
Sovereign Risk | United States | Financial assets held for trading and financial assets designated as FV with changes in results
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	589
Sovereign Risk | United States | Financial assets at fair value through other comprehensive income
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	9,501
Sovereign Risk | United States | Financial assets at amortized cost
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	5,458
Sovereign Risk | United States | Non-trading financial assets mandatorily at fair value through profit or loss
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	0
Sovereign Risk | Brazil
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	27,717	28,998	27,054
Sovereign Risk | Brazil | Financial assets held for trading and financial assets designated as FV with changes in results
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	5,127
Sovereign Risk | Brazil | Financial assets at fair value through other comprehensive income
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	17,281
Sovereign Risk | Brazil | Financial assets at amortized cost
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	5,309
Sovereign Risk | Brazil | Non-trading financial assets mandatorily at fair value through profit or loss
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	0
Sovereign Risk | Mexico
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	21,029	13,673	10,415
Sovereign Risk | Mexico | Financial assets held for trading and financial assets designated as FV with changes in results
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	8,005
Sovereign Risk | Mexico | Financial assets at fair value through other comprehensive income
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	10,256
Sovereign Risk | Mexico | Financial assets at amortized cost
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	2,768
Sovereign Risk | Mexico | Non-trading financial assets mandatorily at fair value through profit or loss
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	0
Sovereign Risk | Chile
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	6,955	3,460	1,776
Sovereign Risk | Chile | Financial assets held for trading and financial assets designated as FV with changes in results
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	148
Sovereign Risk | Chile | Financial assets at fair value through other comprehensive income
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	6,732
Sovereign Risk | Chile | Financial assets at amortized cost
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	75
Sovereign Risk | Chile | Non-trading financial assets mandatorily at fair value through profit or loss
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	0
Sovereign Risk | Other American Countries
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	958	1,029	893
Sovereign Risk | Other American Countries | Financial assets held for trading and financial assets designated as FV with changes in results
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	19
Sovereign Risk | Other American Countries | Financial assets at fair value through other comprehensive income
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	397
Sovereign Risk | Other American Countries | Financial assets at amortized cost
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	542
Sovereign Risk | Other American Countries | Non-trading financial assets mandatorily at fair value through profit or loss
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	0
Sovereign Risk | Rest of the world
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	4,752	€ 4,813	€ 6,222
Sovereign Risk | Rest of the world | Financial assets held for trading and financial assets designated as FV with changes in results
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	0
Sovereign Risk | Rest of the world | Financial assets at fair value through other comprehensive income
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	3,776
Sovereign Risk | Rest of the world | Financial assets at amortized cost
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	976
Sovereign Risk | Rest of the world | Non-trading financial assets mandatorily at fair value through profit or loss
Sovereign risk and exposure to other public sector entities
Risk exposure associated with instruments sharing characteristic	€ 0